Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 20, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Document Fiscal Year Focus	2016
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Entity Registrant Name	BRINKS CO
Entity Central Index Key	0000078890
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,400,285,095
Entity Common Stock, Shares Outstanding		50,040,196
Trading Symbol	bco